UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 138.4%

Alabama — 0.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$4,615	$4,891,254

Arizona — 3.6%
Arizona Board of Regents, University of Arizona, RB, 5.00%, 08/01/28	2,000	2,193,160
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/30	2,685	2,884,818
Arizona Industrial Development Authority, RB, Academies of Math & Science Projects, Series B, 4.25%, 07/01/27(b)	590	580,985
Arizona State University, RB, Series D, 5.00%, 07/01/32	1,350	1,558,305
City of Phoenix Arizona IDA, RB, Facility, Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(b)	750	812,063
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 07/01/20	2,325	2,445,272
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.00%, 07/01/21(a)	1,600	1,776,064
Glendale Union School District No. 205, GO, Series C (BAM):
5.00%, 07/01/24	1,945	2,209,792
5.00%, 07/01/27	500	563,725
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 07/01/27	700	768,999
5.00%, 07/01/32	1,925	2,101,311
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 09/01/35	2,050	2,191,060
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	1,000	1,039,800

		21,125,354
Arkansas — 0.9%
City of Benton Arkansas, RB, 5.00%, 06/01/29	1,055	1,197,267
University of Arkansas, Refunding RB:
5.00%, 03/01/31	2,315	2,673,755

Security	Par (000)	Value
Arkansas (continued)
University of Arkansas, Refunding RB (continued):
5.00%, 03/01/34	$1,270	$1,457,084

		5,328,106
California — 4.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/22	2,135	2,314,148
California Health Facilities Financing Authority, Refunding RB, 5.00%, 11/15/29	1,930	2,310,113
California Infrastructure & Economic Development Bank, Refunding RB, 4.00%, 11/01/31	1,335	1,405,662
City of Los Angeles Department of Airports, RB, Subordinate, Series A, AMT, 5.00%, 05/15/31	3,450	4,032,912
City of San Jose California, Refunding ARB, AMT:
Norman Y Mineta San Jose International Airport SJC, Series A, 5.00%, 03/01/30	500	582,850
Series A-1, 5.00%, 03/01/25	2,000	2,170,860
City of San Jose California, Refunding RB, Norman Y Mineta San Jose International Airport SJC, AMT, Series A, 5.00%, 03/01/29	1,250	1,463,662
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/26	5,000	5,783,950
State of California, GO:
5.50%, 04/01/28	15	15,054
Various Purposes, 5.75%, 04/01/31	7,000	7,340,970

		27,420,181
Colorado — 0.5%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series B-1, 5.00%, 07/01/38	270	287,626
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/34	500	562,990

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
University of Northern Colorado, Refunding RB, Series A, 5.00%, 06/01/31	$2,000	$2,273,440

		3,124,056
Connecticut — 0.8%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/31	4,530	4,835,458

Florida — 8.5%
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 07/01/21(a)	10,000	11,082,800
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/27	1,635	1,793,415
County of Lee Florida, Refunding RB, Series A, AMT, 5.50%, 10/01/23	1,000	1,116,370
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	4,039,809
6.00%, 10/01/29	3,480	4,047,484
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,690,371
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB, 5.00%, 07/01/32	1,500	1,669,710
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series C (BHAC), 5.00%, 10/01/18(a)	8,000	8,192,720
JEA Electric System Revenue, Refunding RB, Sub-Series 3-B, 5.00%, 10/01/32	6,610	7,705,607
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Del Webb Project, 3.65%, 05/01/22(b)	640	642,246
Del Webb Project, 4.30%, 05/01/27(b)	520	522,902
Lakewood National and Polo Run Projects, 4.00%, 05/01/22	1,500	1,508,235
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A, 4.25%, 05/01/24	1,485	1,533,604

Security	Par (000)	Value
Florida (continued)
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(c)(d)	$143	$99,781

		49,645,054
Georgia — 3.2%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/32	10,315	11,925,481
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates:
5.00%, 04/01/31	800	913,728
5.00%, 04/01/32	1,250	1,423,437
County of Fulton Development Authority, RB, Revenue Anticipation Certificates, Series A, 5.00%, 04/01/32	1,000	1,138,750
Main Street Natural Gas Inc, RB, Series A, 5.50%, 09/15/28	2,800	3,387,076

		18,788,472
Hawaii — 0.9%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 07/01/29	5,000	5,408,100

Illinois — 15.2%
Chicago Board of Education, GO, Refunding Dedicated Revenues, Series D, 5.00%, 12/01/26	4,185	4,455,100
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/32	5,000	5,546,650
5.50%, 01/01/32	1,500	1,682,490
City of Chicago Illinois O’Hare International Airport, Refunding GARB, AMT, Series C:
5.25%, 01/01/28	1,350	1,508,058
5.25%, 01/01/29	3,020	3,364,733
City of Chicago Illinois O’Hare International Airport, RB, Refunding GARB, 5.00%, 01/01/32	3,745	4,226,907
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series A, AMT, 5.00%, 01/01/23	13,000	14,666,990
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	4,048,096
Cook County Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	1,000	1,046,810

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB, CHF-Chicago, LLC-University Of Illinois at Chicago:
5.00%, 02/15/27	$500	$560,545
5.00%, 02/15/28	405	453,195
5.00%, 02/15/29	400	444,176
5.00%, 02/15/30	500	550,980
5.00%, 02/15/31	500	546,360
5.00%, 02/15/32	500	544,275
Madison-Macoupin Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 05/01/30	475	503,025
5.00%, 05/01/31	500	529,385
5.00%, 05/01/32	500	528,480
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 5.00%, 12/15/28	1,200	1,353,348
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 06/01/21(a)	3,500	3,927,595
5.00%, 06/01/28	1,110	1,271,638
State of Illinois, GO:
5.00%, 06/01/27	1,625	1,726,059
5.25%, 02/01/30	5,010	5,286,352
5.00%, 05/01/30	10,000	10,435,000
Series A, 5.00%, 12/01/27	1,000	1,069,650
State of Illinois Finance Authority, Refunding RB, Southern Illinois Healthcare Enterprises, Inc.:
5.00%, 03/01/30	550	630,734
5.00%, 03/01/31	450	512,622
5.00%, 03/01/32	920	1,043,372
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/34	9,140	10,181,320
State of Illinois Toll Highway Authority, Refunding RB, Senior Series A, 5.00%, 12/01/31	5,220	5,962,336

		88,606,281
Indiana — 5.1%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 01/01/21	4,800	5,239,344
County of Jasper Indiana, Refunding RB, Northern Indiana Public Service Co., Series C (NPFGC), 5.85%, 04/01/19	2,000	2,087,800
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	11,202,600

Security	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	$5,000	$5,205,950
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/33	5,000	5,758,700

		29,494,394
Iowa — 1.1%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 04/01/23	695	766,599
5.25%, 04/01/24	730	804,730
5.25%, 04/01/25	520	572,556
5.25%, 04/01/26	360	395,921
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 09/01/20(a)	2,315	2,511,335
Upper Iowa University Project, 5.00%, 09/01/20(e)	1,000	1,055,610

		6,106,751
Kansas — 1.4%
County of Seward Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(a)	1,005	1,134,916
5.00%, 09/01/22(a)	3,990	4,545,129
5.00%, 09/01/33	1,005	1,134,916
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.00%, 11/15/23	1,500	1,581,510

		8,396,471
Kentucky — 0.5%
Countyof Louisville/Jefferson Metropolitan Government, Refunding RB, Catholic Health Initiatives:
5.00%, 12/01/35	120	127,615
Series A, 5.00%, 12/01/31	2,750	2,942,830

		3,070,445
Louisiana — 3.7%
City of Bossier City Louisiana Utilities, Refunding RB, 5.00%, 10/01/32	2,000	2,289,260
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring, Series A-2 (AGC), 6.00%, 01/01/19(a)	850	885,530

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	$3,445	$3,796,046
5.00%, 12/01/28	3,715	4,092,147
New Orleans Aviation Board, RB:
General Airport, North Terminal Project, Series B, AMT, 5.00%, 01/01/32	800	912,224
Series A, 5.00%, 01/01/32	1,000	1,128,680
Series A, 5.00%, 01/01/33	1,000	1,125,350
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 05/01/34	3,000	3,144,330
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/28	3,660	4,122,514

		21,496,081
Maine — 0.3%
Portland Housing Development Corp., Refunding RB, Senior Living, Retirement Facilities, Series A, 6.00%, 02/01/34	1,965	1,968,026

Maryland — 2.0%
City of Rockville Maryland, RB, Ingleside King Farm Project, 3.50%, 11/01/26	1,825	1,829,234
Maryland Economic Development Corp., Refunding RB, Transportation Facilities Project, Series A:
5.00%, 06/01/29	1,835	2,106,121
5.00%, 06/01/30	1,015	1,160,186
5.00%, 06/01/31	1,000	1,136,490
5.00%, 06/01/32	1,000	1,132,760
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(e)	1,375	1,461,639
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 07/01/33	1,140	1,264,419
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.00%, 07/01/33	1,500	1,663,665

		11,754,514
Massachusetts — 1.7%
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, Series A, 5.00%, 01/01/31	1,730	1,934,244

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued):
Suffolk University, 5.00%, 07/01/29	$2,700	$3,092,256
Suffolk University, 5.00%, 07/01/30	3,125	3,579,031
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 07/01/25	1,060	1,128,752

		9,734,283
Michigan — 3.1%
County of Wayne Airport Authority, Refunding ARB, Junior Lien Series B, AMT, 5.00%, 12/01/30	700	800,443
Manistee Area Public Schools, GO, Refunding, (Q-SBLF), 5.00%, 05/01/25	1,000	1,101,800
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	4,000	4,505,760
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,769,150
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, 5.25%, 11/15/19(a)	4,900	5,214,482
Trinity Health Credit Group, Series C, 5.00%, 12/01/31	3,000	3,507,420

		17,899,055
Minnesota — 1.3%
City of Minneapolis, RB, YMCA of the Greater Twin Cities Project:
4.00%, 06/01/30	150	158,709
4.00%, 06/01/31	50	52,641
County of St. Paul Minnesota Housing & Redevelopment Authority, RB, Great River School Project, Series A, 4.75%, 07/01/29(b)	250	257,065
State Francis Independent School District No. 15, GO, Series A(f):
5.00%, 02/01/27	485	541,716
5.00%, 02/01/28	425	473,442
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 08/01/36	1,000	1,099,420
Series C, 5.00%, 08/01/27	1,390	1,592,036
Series C, 5.00%, 08/01/28	740	846,730
Series C, 5.00%, 08/01/29	1,555	1,776,681

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Minnesota (continued)
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program (continued):
Series C, 5.00%, 08/01/30	$835	$952,651

		7,751,091
Mississippi — 0.1%
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Facilities Refinancing, Series A, 5.00%, 08/01/31	375	440,306
Missouri — 0.2%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	395	399,831
St. Louis County Industrial Development Authority, Refunding RB, Friendship Village St. Louis Obligated Group:
5.00%, 09/01/27	360	418,907
5.00%, 09/01/32	500	564,060

		1,382,798
Montana — 0.1%
County of Yellowstone Montana School District No. 2 Billings, GO, 5.00%, 06/15/30	500	569,690

Nebraska — 1.3%
Central Plains Energy Project, Refunding RB, Series A, 5.00%, 09/01/27	2,000	2,318,240
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	901,648
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.50%, 01/01/30	1,000	1,062,890
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/30	1,000	1,105,230
5.00%, 01/01/32	2,000	2,202,540

		7,590,548
Nevada — 1.7%
County of Clark Nevada Department of Aviation, Refunding RB, 5.00%, 07/01/33	5,000	5,679,300

Security	Par (000)	Value
Nevada (continued)
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	$3,800	$3,988,898

		9,668,198
New Jersey — 23.4%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20	2,000	2,107,260
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.13%, 09/15/23	6,040	6,685,616
Goethals Bridge Replacement Project, Private Activity Bond, 5.50%, 01/01/26	1,500	1,716,495
Goethals Bridge Replacement Project, Private Activity Bond, 5.50%, 01/01/27	1,000	1,150,890
New Jersey EDA, Refunding ARB, Port Newark Container Terminal LLC Project, AMT:
5.00%, 10/01/26	2,135	2,411,632
5.00%, 10/01/27	1,680	1,904,196
New Jersey EDA, Refunding RB:
Provident Group-Monteclair Properties LLC (AGM), 5.00%, 06/01/28	1,000	1,160,800
Provident Group-Monteclair Properties LLC (AGM), 5.00%, 06/01/29	1,000	1,154,640
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,191,880
School Facilities Construction, Series AA, 4.25%, 12/15/24	3,850	3,905,170
School Facilities Construction, Series EE, 5.00%, 09/01/23	3,465	3,688,423
New Jersey Educational Facilities Authority, RB, Higher Education Facilities Trust Fund, 5.00%, 06/15/28	10,000	10,731,300
New Jersey Educational Facilities Authority, Refunding RB, 5.00%, 07/01/30	5,000	5,653,100
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Joseph Health System Obligated Group Issue, 5.00%, 07/01/30	1,595	1,760,689
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.50%, 12/01/26	1,000	1,071,440
Student Loan, Series 1A, 4.75%, 12/01/21	1,275	1,335,537

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/32	$12,000	$13,616,400
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/29	10,000	11,193,300
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,200,700
Series B, 5.25%, 06/15/26	3,500	3,757,425
Transportation Program, Series AA, 5.25%, 06/15/31	12,000	12,921,960
Transportation Program, Series AA, 5.25%, 06/15/32	2,250	2,466,967
Transportation System, Series A, 5.25%, 06/15/24	3,185	3,442,666
Transportation System, Series B, 5.50%, 06/15/31	13,970	14,974,164
Transportation System, Series C, 5.25%, 06/15/32	10,000	10,831,300
Newark Housing Authority, RB, Series A:
5.00%, 12/01/23	1,230	1,407,391
5.00%, 12/01/25	1,345	1,541,262
South Jersey Port Corp., ARB, Subordinated Marine Terminal, Series B, AMT:
5.00%, 01/01/29	250	275,015
5.00%, 01/01/30	200	218,972
5.00%, 01/01/31	350	381,395
5.00%, 01/01/32	425	460,938
South Jersey Port Corp., RB, Marine Terminal, Series O-1 (AGC), 4.63%, 01/01/19(a)	1,375	1,415,370
State of New Jersey, GO, Various Purposes, 5.00%, 06/01/28	5,000	5,667,550

		136,401,843
New Mexico — 1.2%
Albuquerque Municipal School District No. 12, GO, Series 2017, 5.00%, 08/01/30	1,250	1,465,963
County of Albuquerque Bernalillo New Mexico Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,663,687

Security	Par (000)	Value
New Mexico (continued)
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.00%, 08/01/31	$2,500	$2,849,675

		6,979,325
New York — 16.7%
City of New York New York, GO, Refunding, Series A, 5.00%, 08/01/29	6,125	7,156,817
City of New York New York, GO:
Sub-Series B-1, 5.25%, 09/01/22	4,250	4,343,458
Sub-Series I-1, 5.50%, 04/01/19(a)	3,310	3,462,525
Sub-Series I-1, 5.50%, 04/01/21	1,690	1,768,078
Refunding Series C, 5.00%, 08/01/31	2,000	2,381,360
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 01/15/23	3,560	3,680,506
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A:
4.00%, 06/01/22	1,000	1,051,510
4.50%, 06/01/27	1,710	1,823,989
5.00%, 06/01/35	415	441,377
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(a)	5,695	6,618,216
County of Nassau New York, GO, Series A, 5.00%, 01/01/33	3,110	3,538,154
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/24	5,470	5,929,535
5.00%, 11/01/30	655	702,750
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 04/01/19(a)	1,000	1,046,670
Metropolitan Transportation Authority, RB(a):
Sub-Series B-1, 5.00%, 11/15/21	2,300	2,581,612
Sub-Series B-4, 5.00%, 11/15/21	1,500	1,683,660
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	2,908,208
New York State Dormitory Authority, RB, North Shore-Long Island Jewish Health System, Series A, 5.50%, 05/01/19(a)	1,495	1,569,720
New York State Dormitory Authority, Refunding RB:
4.25%, 09/01/19(a)	480	500,227

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB (continued):
5.00%, 07/01/30	$1,555	$1,798,342
New York State Thruway Authority, RB, Junior Lien, Series A, 5.00%, 01/01/33	4,500	5,150,160
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	2,475	2,611,051
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	1,000	1,008,620
Port Authority of New York & New Jersey, Refunding RB, 5.00%, 11/01/28	4,185	4,904,694
State of New York Dormitory Authority, RB:
Fordham University, Series A, 5.25%, 07/01/21(a)	900	1,005,840
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/32	9,000	10,118,340
Mental Health Services (AGM), 5.00%, 08/15/18(a)	10	10,192
Mental Health Services (AGM), 5.00%, 08/15/18(a)	30	30,576
Mental Health Services (AGM), 5.00%, 02/15/22	325	331,383
Mental Health Services, 2nd Series (AGM), 5.00%, 08/15/18(a)	10	10,192
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 01/15/27	6,900	6,922,218
New York University Hospitals Center, Series A, 5.00%, 07/01/20(a)	1,725	1,861,172
New York University Hospitals Center, Series A, 5.13%, 07/01/20(a)	1,670	1,806,756
State of New York Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	3,060	3,473,620
Orange Regional Medical Center, 5.00%, 12/01/27(b)	900	1,008,153

Security	Par (000)	Value
New York (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Orange Regional Medical Center, 5.00%, 12/01/28(b)	$1,800	$2,008,710

		97,248,391
North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,657,800

Ohio — 1.4%
County of Butler Ohio, Refunding RB, UC Health, 5.00%, 11/15/32	1,140	1,302,952
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	6,000	6,834,060

		8,137,012

Oklahoma — 0.8%
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/27	1,190	1,386,350
5.00%, 10/01/28	1,265	1,468,969
5.00%, 10/01/29	1,400	1,622,572

		4,477,891
Oregon — 1.5%
County of Klamath Oregon School District, GO:
5.00%, 06/15/30	1,000	1,138,870
5.00%, 06/15/31	1,000	1,137,250
County of Umatilla Oregon School District No. 16R Pendleton, GO, Series A, 5.00%, 06/15/32	2,000	2,300,280
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 07/01/20(a)	1,835	1,980,772
State of Oregon, GO, Series H, 5.00%, 05/01/36	2,000	2,224,100

		8,781,272
Pennsylvania — 8.2%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project, 5.00%, 05/01/22(b)	2,000	2,168,280
City of Philadelphia Pennsylvania, GO, Refunding, Series A, 5.00%, 08/01/31	6,145	7,099,196
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,783,124

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	$2,700	$2,987,847
5.00%, 11/01/26	2,375	2,624,589
Pennsylvania Economic Development Financing Authority, RB, PA Bridges Finco LP, AMT:
5.00%, 12/31/28	115	131,983
5.00%, 12/31/34	6,500	7,265,115
Pennsylvania Turnpike Commission, RB:
Series B, 5.00%, 12/01/32	1,500	1,709,040
Sub-Series B, 5.25%, 12/01/21(a)	4,000	4,518,000
Pennsylvania Turnpike Commission, Refunding RB:
Second Series, 5.00%, 12/01/31	3,170	3,613,420
Sub-Series B-2, 5.00%, 06/01/31	5,000	5,690,550
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 07/01/20(a)	6,225	6,842,893

		47,434,037
Rhode Island — 1.8%
Narragansett Bay Commission, Refunding RB, Series B, 5.00%, 09/01/32	4,150	4,778,559
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,092,950
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 05/15/30	2,305	2,570,536
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 09/01/32	2,000	2,275,640

		10,717,685
South Carolina — 3.0%
Lexington County Health Services District, Inc., Refunding RB, Lexmed Obligated Group:
5.00%, 11/01/28	830	977,035
5.00%, 11/01/29	1,150	1,346,270
South Carolina Jobs-Economic Development Authority, Refunding RB, The Woodlands at Furman, 4.00%, 11/15/27	995	1,001,935
South Carolina Public Service Authority, Refunding RB, Series A:
5.00%, 12/01/30	5,500	6,261,805
5.00%, 12/01/31	5,660	6,426,194

Security	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, Refunding RB, Series A (continued):
5.00%, 12/01/32	$200	$226,760
5.00%, 12/01/33	800	904,536

		17,144,535
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 09/01/20(a)	1,000	1,082,170

Tennessee — 2.0%
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	220	228,281
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project:
Series A, 5.00%, 11/01/23	2,695	2,845,489
Series B, 5.00%, 11/01/22	1,000	1,056,010
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 06/01/31(g)	3,045	3,124,748
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/35	4,000	4,477,200

		11,731,728
Texas — 10.4%
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/30	6,000	7,108,860
City of Grapevine Texas, GO, 5.00%, 02/15/33	5,685	6,399,434
City of Houston Texas, Refunding ARB, Subordinate Lien, Series A, AMT:
5.00%, 07/01/25	1,500	1,634,280
5.00%, 07/01/32	1,010	1,101,627
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	8,290	9,014,214
Dallas/Fort Worth International Airport, Refunding RB, AMT:
Series E, 5.00%, 11/01/26	2,185	2,352,000
Series E, 5.00%, 11/01/27	4,960	5,332,248
Series F, 5.00%, 11/01/31	6,345	6,801,840
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	1,098,050

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(b):
3.63%, 08/15/22	$105	$105,298
4.25%, 08/15/27	160	160,400
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Children’s Health System, Series A, 5.00%, 08/15/30	4,000	4,651,960
Red River Education Financing Corp., RB, 5.00%, 03/15/33	1,340	1,497,959
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	3,083,145
Socorro Independent School District, GO, Refunding (PSF-GTD):
5.00%, 08/15/20(a)	2,410	2,610,970
5.00%, 08/15/32	90	96,969
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 08/01/28	1,585	1,809,325
5.25%, 08/01/29	1,720	1,963,432
5.25%, 08/01/33	3,000	3,417,990

		60,240,001
U.S. Virgin Islands — 0.9%
Virgin Islands Public Finance Authority, Refunding RB, Series A (AGM), 5.25%, 10/01/24	5,000	5,379,800

Utah — 0.3%
Utah Charter School Finance Authority, Refunding RB, Freedom Academy Foundation Project, 4.50%, 06/15/27(b)	1,500	1,481,865

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	5,857,441

Washington — 0.3%
Washington State Housing Finance Commission, Refunding RB, Horizone House Project, 5.00%, 01/01/27(b)	1,270	1,436,573

West Virginia — 1.0%
West Virginia Hospital Finance Authority, Refunding RB, Charleston Area Medical Center, Inc., Series A, 5.13%, 09/01/23	4,000	4,168,320

Security	Par (000)	Value
West Virginia (continued)
West Virginia University, RB, West Virginia University Project, Series B, 5.00%, 10/01/30	$1,500	$1,649,250

		5,817,570
Wisconsin — 1.3%
Public Finance Authority, Refunding RB, AMT:
National Gypsum Co., 5.25%, 04/01/30	2,410	2,590,870
Wisconsin Airport Facilities, Senior Obligated Group, Series B, 5.25%, 07/01/28	4,765	5,194,708

		7,785,578

Total Municipal Bonds — 138.4% (Cost — $773,052,063)		806,287,484

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 1.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Subordinate, 4.00%, 04/01/31(i)	8,080	8,826,976

Connecticut — 2.0%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Group, 5.00%, 12/01/33	10,000	11,440,391

Louisiana — 2.3%
State of Louisiana, GO, Series A, 5.00%, 08/01/24	12,000	13,510,260

Massachusetts — 3.4%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System:
5.00%, 07/01/32	7,500	8,742,925
Series L, 5.00%, 07/01/31	10,175	11,161,148

		19,904,073
Minnesota — 1.9%
State of Minnesota, GO, State Various Purposes, Series A, 4.00%, 08/01/20(a)	10,525	11,126,577

New York — 11.2%
City of New York New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	7,009	8,006,892
Refunding Series E, 5.00%, 08/01/19(a)	1,018	1,067,981

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
City of New York New York, GO (continued):
Refunding Series E, 5.00%, 08/01/27	$2,489	$2,612,934
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/29	7,995	9,474,715
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(a)	4,001	4,265,679
Pflugerville Independent School District, GO, (PSF-GTD), 5.00%, 02/15/39	7,500	8,505,775
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/32	4,009	4,491,184
Consolidated, Series 169th, 5.00%, 10/15/26	5,530	6,099,562
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	5,010	5,842,545
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 03/15/33	7,000	8,263,920

Security	Shares/Par (000)	Value
New York (continued)
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	$5,501	$6,199,856

		64,831,043

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.3% (Cost — $125,912,515)		129,639,320

Total Long-Term Investments — 160.7% (Cost — $898,964,578)		935,926,804

Short-Term Securities
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(j)(k)	2,883,598	2,883,886

Total Short-Term Securities — 0.5% (Cost — $2,883,634)		2,883,886

Total Investments — 161.2% (Cost — $901,848,212)		938,810,690
Other Assets Less Liabilities — 1.0%		5,785,681
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.9)%		(74,999,957)
VMTP Shares at Liquidation Value — (49.3)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$582,496,414

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire on April 1, 2025, is $6,226,089.
(j)	Annualized 7-day yield as of period end.
(k)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

10

Schedule of Investments (unaudited) (continued) January 31, 2018	Blackrock Muni Intermediate Duration Fund, Inc. (MUI)

Affiliated	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,693,275	(1,809,677)	2,883,598	$2,883,886	$50,652	$633	$72

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	254	03/20/18	$30,881	$715,394
Long U.S. Treasury Bond	108	03/20/18	15,964	473,973
5-Year U.S. Treasury Note	158	03/29/18	18,124	255,955

				$1,445,322

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CHF	Swiss Franc
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$935,926,804	$—	$935,926,804
Short-Term Securities	2,883,886	—	—	2,883,886

	$2,883,886	$935,926,804	$—	$938,810,690

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,445,322	$—	$—	$1,445,322

(a)	See above Schedule of Investments for values in each state or political subdivision.

(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(74,726,850)	$—	$(74,726,850)
VMTP Shares at Liquidation Value	—	(287,100,000)	—	(287,100,000)

	$—	$(361,826,850)	$—	$(361,826,850)

During the period ended January 31, 2018, there were no transfers between levels.

12

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date: March 21, 2018